Segment reporting - Other profit and loss disclosure (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net impairment losses on financial assets	R$ 187,534	R$ 110,689	R$ 76,840
Depreciation and amortization	150,951	54,479	51,474
Interest on tuition fees paid in arrears	26,545	17,456	15,715
Unallocated
Disclosure of operating segments [line items]
Depreciation and amortization	9,767	6,718	6,152
Operating Segments | Digital Education undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	155,931	90,063	61,257
Depreciation and amortization	87,623	37,226	34,431
Interest on tuition fees paid in arrears	18,498	14,199	11,706
Operating Segments | Continuing education courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	8,026	15,666	5,917
Depreciation and amortization	2,542	1,563	1,972
Interest on tuition fees paid in arrears	961	725	585
Operating Segments | On-campus undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	23,577	4,960	9,666
Depreciation and amortization	51,019	8,972	8,919
Interest on tuition fees paid in arrears	R$ 7,086	R$ 2,532	R$ 3,424